SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Measurement Inputs of Derivative Liability (Details)	Dec. 31, 2022 $ / shares	Jun. 01, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 22, 2021 $ / shares
Stock price | Put Right
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities				17.32
Stock price | Price Differential
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities			9.87
Stock price | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, assets	2.16	6.77
Strike price | Put Right
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities				14.86
Strike price | Price Differential
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities			14.86
Strike price | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, assets	20.00	20.00
Volatility | Put Right
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities				0.95
Volatility | Price Differential
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities			1
Volatility | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, assets	1	0.90
Risk-free rate | Put Right
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities				0.0010
Risk-free rate | Price Differential
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, liabilities			0.0018
Risk-free rate | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, assets	0.0439	0.0273
Time to liquidity (years) | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, assets	1.92	2.50
Payer cost of debt | Embedded Derivative Financial Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input, assets	0.0622	0.0430